Rule 482 ad
                                                                    Rule 497(e)
                                                   File Nos. 2-10653 and 811-82



[Television commercial. Video of fencers sparring and having a conversation:] [Fencer one states:] My mutual fund is coming back ... slowly ...
[Fencer two states:] Mine's scoring well.
[Video supers and dissolves]
[Title slide reading:] CGM Realty Fund Managed by Ken Heebner
[Title slide supers and dissolves into video of fencers sparring.]
[Fencer one states:] What about the bear market?
[Fencer two states:] My Fund invests in homebuilders and other real estate stocks - may still be a good way to go.
[Fencer one states:] Just how good is this CGM Realty Fund?
[Video dissolves and a title slide supers and is held that reads:] CGM Realty Fund #1 Real Estate Fund for One and Five-Year Performance [in large type and the following in smaller type:]
17.6%, 12.2% and 14.8% are the average annual total returns for CGM Realty Fund for the one- and five-year periods and since inception on 5/13/94 through 6/30/03. Current performance may be higher or lower. The Fund's adviser absorbed a portion of management fees and expenses from inception through 12/31/97. Otherwise the total return for the since-inception period would be lower. Lipper, Inc., an independent mutual fund ranking agency, ranks CGM Realty Fund #1 of 163 real estate funds for 1-year performance and #1 of 94 real estate funds for 5-year performance for the periods ended 6/30/03.
[Fencer two states:] Its up more than 17% this past year and more than 77% over the last five years.
[Title slide supers and dissolves into video of fencers sparring.]
[Fencer one states:] Hmm ... Maybe I should get into that.
[Fencer two states:] My point exactly.
[Video dissolves and the final slide supers; a line drawing of a fencer in a box with a black and white striped background (logo) appears; to the right of the logo is the following text:]
CGM Realty Fund America's #1 Real Estate Fund 1-800-CGM-INFO [in large type and the following disclosure in smaller type:]
This information represents past performance, which is no guarantee of future results. The investment return and principal value of shares will fluctuate and you may have a gain or loss when you sell your shares. For current performance information through the most recent month-end and a prospectus containing more complete information, including management fees and expenses, call toll-free. Read it carefully before you invest or send money.
[Voice reads:] For a prospectus call 1-800-CGM-INFO.
[Commercial ends.]

                                                                    Rule 482 ad
                                                                    Rule 497(e)
                                                   File Nos. 2-10653 and 811-82

[Black and white print advertisement.]
[Upper 1/3 of the ad is a photograph of a street of residences being constructed. Below in black type on white background is the headline:] If You Want To Strengthen Your Portfolio, Consider Using a Hammer And Nails.
[Below the headline running in two columns printing in smaller black type is the following text:]
[Left column] Real estate offers solid investment potential. And in today's unpredictable marketplace, real estate can add welcome strength to a diversified portfolio and may provide an alternative to investments compromised by lower short-term rates.
Managed by Ken Heebner, CGM(TM) Realty Fund invests in homebuilders and other real estate stocks and offers the potential for long term capital appreciation. CGM Realty Fund returned more than 77% for the five year period ended [Right column] 6/30/03 and more than 17% over the twelve months ended 6/30/03.* While no one can predict future performance, maybe you should consider investing now. Call now for a prospectus and current performance information through the most recent month-end.
[A line drawing of a fencer in a box with a black and white striped background appears at the bottom of the right column (logo). To the right of the logo in a larger size print than the ad body copy is the following text:]
CGM REALTY FUND
[Below is the following text (in smaller copy):]
The CGM Funds
222 Berkeley Street, Suite 1013
Boston, MA 02116
www.CGMFunds.com [A phone number appears next and prints in a larger size than does the ad body copy.]
1-800-598-0723
[Beneath the two columns in all capital letters:] MANAGED BY KEN HEEBNER [Beneath the body of the ad running the full width is the following text in black type against a white background (slightly smaller type size than ad body copy):]
[The numbers that appear in the following copy are larger than the surrounding text and are the same size as numbers that appear in the text.]
*17.6%, 12.2% and 14.8% are the average annual total returns for CGM Realty
Fund for the 1- and 5-year periods ended 6/30/03 and from inception on 5/13/94 through 6/30/03. Current performance may be lower or higher. The Fund's adviser absorbed a portion of management fees and expenses from inception through 12/31/97. Otherwise the total return for the since-inception period would be lower. This information represents past performance which is no guarantee of future results. The investment return and principal value of your shares will fluctuate and you may have a gain or loss when you sell shares. For a prospectus containing more complete information, including management fees and expenses, call toll-free. Read it carefully before you invest or send money. [Entire ad is surrounded by a decorative border containing the following words used as a repetitive pattern:] No-Load
Copyright 2003 CGM

                                                                    Rule 482 ad
                                                                    Rule 497(e)
                                                   File Nos. 2-10653 and 811-82

[Black and white print advertisement.]
America's #1 Real Estate Fund. [Headline in largest white type against black background.]
For One- And Five-Year Performance.* [Subhead in second largest white type against black background.]
[Black background with black and white photo of fencer with both arms raised. Gray box to the left of the fencer prints over background and contains the following text in black type:]
The top performing real estate fund over one and five years, CGM(TM) Realty Fund is up more than 17% from July 1, 2002 though June 30, 2003 and more than 77% from July 1, 1998 though June 30, 2003. Call now for a prospectus and current performance information through the most recent month-end.
[Bar chart with two bars appears next; text over bars reads:]
TOTAL RETURN
[The bar on the left is a light gray bar with the figure 17.6% in black type inside the bar. Beneath the bar is the label:]
ONE YEAR 7/1/02-6/30/03
[The bar on the right is black and the figure 77.6% drops out to white inside the bar. Beneath the bar is the label:]
FIVE YEAR 7/1/98-6/30/03
[Beneath the chart , a line drawing of a fencer in a box with a black and white striped background appears below and to the left (logo). To the right of the logo is the following text:]
CGM REALTY FUND
The CGM Funds
222 Berkeley Street, Suite 1013
Boston, MA  02116
www.CGMFunds.com
[A phone number appears next and prints in a larger size than does the ad body copy.]
1-800-598-0734
[Beneath the white box, in white type against a black background:]
Managed by Ken Heebner
[Beneath the floor on which the fencer stands in black type against a pale gray background (slightly smaller type size than ad body copy) is the following disclosure (please note that numbers in disclosure text are the same size as total return numbers in the white box):]
*Lipper, Inc., an independent mutual fund ranking agency, ranks CGM Realty Fund #1 of 94 real estate funds for five-year performance and #1 out of 163 real estate funds for one-year performance for the periods ended 6/30/03.
17.6%, 12.2% and 14.8% are the average annual total returns for CGM Realty Fund for the 1- and 5-year periods ended 6/30/03 and from inception on 5/13/94 through 6/30/03. Current performance may be lower or higher. The Fund's adviser absorbed a portion of management fees and expenses from inception through 12/31/97. Otherwise the total return for the since-inception period would be lower. This information represents past performance which is no guarantee of future results. The investment return and principal value of your shares will fluctuate and you may have a gain or loss when you sell your shares. For a prospectus containing more complete information, including management fees and expenses, call toll-free. Read it carefully before you invest or send money. [Entire ad is surrounded by a decorative border containing the following words used as a repetitive pattern:] No-Load
Copyright 2003 CGM